Investments (Repurchase Agreements and Securities Lending) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	$ 22,622	$ 121,372
Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	22,622	121,372
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
30 days or greater
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
Obligations of U.S. states and their political subdivisions
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	1,123	1,139
Obligations of U.S. states and their political subdivisions | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	1,123	1,139
Obligations of U.S. states and their political subdivisions | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
U.S. public corporate securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	3,227	6,949
U.S. public corporate securities | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	3,227	6,949
U.S. public corporate securities | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
U.S. private corporate securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	18
U.S. private corporate securities | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	18
U.S. private corporate securities | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
Foreign public corporate securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	18,272	10,100
Foreign public corporate securities | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	18,272	10,100
Foreign public corporate securities | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	103,166
Equity securities | Overnight & Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	0	103,166
Equity securities | Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total cash collateral for loaned securities	$ 0	$ 0